Financial Instruments - Impact of hedging on equity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about hedged items [line items]
Beginning Balance		$ 325,751
Foreign currency revaluation of the net foreign operations	$ 53	1,060	$ 991	$ 724
Ending Balance	$ 15,442	307,187	325,751
Total controlling interest [member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		251,989
Ending Balance		237,743	251,989
Non-controlling interest [member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		73,762	78,489	86,621
Ending Balance		69,444	73,762	78,489
Impact Of Hedging Instruments [Member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		(3)	945
Financial instruments – purchases		(2,803)	(104)
Change in fair value of financial instruments recognized in OCI		7,387	(1,591)
Amount reclassified from OCI to profit or loss		3,670	1,222
Foreign currency revaluation of the net foreign operations		(3,588)	(269)
Effects of changes in foreign exchange rates		(1,846)	64
Tax effect		(1,246)	(270)
Ending Balance		1,571	(3)	945
Impact Of Hedging Instruments [Member] | Total controlling interest [member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		534	1,065
Financial instruments – purchases		(2,632)	(33)
Change in fair value of financial instruments recognized in OCI		5,686	(490)
Amount reclassified from OCI to profit or loss		2,726	591
Foreign currency revaluation of the net foreign operations		(3,588)	(176)
Effects of changes in foreign exchange rates		105	42
Tax effect		(977)	(465)
Ending Balance		1,854	534	1,065
Impact Of Hedging Instruments [Member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		(156)	53
Financial instruments – purchases		(840)	(244)
Change in fair value of financial instruments recognized in OCI		(483)
Amount reclassified from OCI to profit or loss		277	(68)
Effects of changes in foreign exchange rates		7
Tax effect		163	103
Ending Balance		(1,032)	(156)	53
Impact Of Hedging Instruments [Member] | Foreign currency option [Member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance			17
Financial instruments – purchases		2	2
Amount reclassified from OCI to profit or loss		(2)	(26)
Tax effect			7
Ending Balance				17
Impact Of Hedging Instruments [Member] | Cross-currency swaps [member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		1,602	1,296
Financial instruments – purchases		(2,145)	78
Change in fair value of financial instruments recognized in OCI		6,922	(77)
Amount reclassified from OCI to profit or loss		2,461	451
Foreign currency revaluation of the net foreign operations		(3,588)	(176)
Effects of changes in foreign exchange rates		92	30
Ending Balance		5,344	1,602	1,296
Impact Of Hedging Instruments [Member] | Interest rate swaps [member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		(20)	351
Change in fair value of financial instruments recognized in OCI		(762)	(416)
Amount reclassified from OCI to profit or loss		129	36
Effects of changes in foreign exchange rates		14	9
Ending Balance		(639)	(20)	351
Impact Of Hedging Instruments [Member] | Treasury Lock contracts [Member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		71
Financial instruments – purchases			102
Amount reclassified from OCI to profit or loss		(102)
Tax effect		31	(31)
Ending Balance			71
Impact Of Hedging Instruments [Member] | Commodity price contracts [Member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		23	(136)
Financial instruments – purchases		351	29
Change in fair value of financial instruments recognized in OCI		9	3
Amount reclassified from OCI to profit or loss		(37)	198
Effects of changes in foreign exchange rates		(8)	3
Tax effect		(108)	(74)
Ending Balance		230	23	(136)
Impact Of Hedging Instruments [Member] | Non-controlling interest [member]
Disclosure of detailed information about hedged items [line items]
Beginning Balance		(537)	(120)
Financial instruments – purchases		(170)	(71)
Change in fair value of financial instruments recognized in OCI		1,425	(1,101)
Amount reclassified from OCI to profit or loss		943	631
Foreign currency revaluation of the net foreign operations		(1,893)	(93)
Effects of changes in foreign exchange rates		55	22
Tax effect		(106)	195
Ending Balance		$ (283)	$ (537)	$ (120)